Intangible assets	6 Months Ended
Jun. 30, 2025
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets
The change in intangible assets breaks down as follows:

(in thousands of euros)	As of December 31, 2024	Increases	Decreases	Transfer	As of June 30, 2025
Patents	65	7	—	—	72
Software	669	1	—	—	669
Gross book value of intangible assets	734	8	—	—	742
Patents	(65)	—	—	—	(65)
Software	(662)	(2)	—	—	(663)
Accumulated depreciation of intangible assets (1)	(727)	(2)	—	—	(729)
Net book value of intangible assets	7	6	—	—	13
(1)Expenses for the period are detailed in Note 17.4 Depreciation, amortization and provisions expenses
No impairment losses were recognized in application of IAS 36 - Impairment of Assets in the period presented.